Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 3,736,716	23,207,990	55,841,470	19,754,016
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized foreign currency exchange gain			(857,940)	(1,778,813)
Provision for doubtful accounts	1,471,640	9,140,062	2,350,990	2,235,627
Write-down of inventories				2,033,211
Depreciation and amortization	1,709,528	10,617,534	11,278,264	13,635,560
Loss (gain) from disposal of property and equipment	(10,403)	(64,608)	4,067	125,893
Share-based compensation	2,072,850	12,874,056	12,264,397	4,651,971
Deferred income tax (benefit) expense	(518,702)	(3,221,555)	1,149,668	(3,891,524)
Changes in operating assets and liabilities:
Accounts receivable	3,476,169	21,589,791	(37,143,965)	33,330,718
Income tax payable (receivable)	2,022,975	12,564,291	(3,831,623)	2,276,045
Inventories	9,791	60,809	(29,473)	(262,900)
Prepaid expenses and other current assets	116,898	726,033	(1,971,939)	1,149,849
Other assets	218,730	1,358,490	(1,465,719)
Accrued expenses and other payables	(106,712)	(662,767)	14,255,685	(3,856,480)
Deferred revenues	(3,286,595)	(20,412,383)	7,508,984	(7,304,694)
Net cash provided by operating activities	10,912,885	67,777,743	59,352,866	62,098,479
Cash flows from investing activities :
Cash paid for property and equipment	(1,282,738)	(7,966,826)	(5,367,648)	(3,875,495)
Cash receipt from property and equipment disposal			20,640
Net cash used in investing activities	(1,282,738)	(7,966,826)	(5,347,008)	(3,875,495)
Cash flows from financing activities :
Proceeds from exercise of share options			631,844
Cash paid for employee individual income tax for net-settlement of vested shares	(147,075)	(913,453)
Cash paid for repurchase of common shares	(53,030)	(329,357)
Collection of receivable from shareholders			1,035,796
Special cash dividend	(4,078,595)	(25,331,341)	(63,634,726)
Net cash used in financing activities	(4,278,700)	(26,574,151)	(61,967,086)
Effect of foreign exchange rate changes on cash	(60,338)	(374,747)	(2,929,270)	(4,039,042)
Net increase (decrease) in cash	5,291,109	32,862,019	(10,890,498)	54,183,942
Cash at beginning of year	41,406,533	257,167,696	268,058,194	213,874,252
Cash at end of year	46,697,642	290,029,715	257,167,696	268,058,194
Supplemental disclosures of cash flow information :
Cash paid for income tax	631,273	3,920,712	17,267,282	6,663,540
Cash refunded for income tax	(1,007,675)	(6,258,466)	(246,245)	(1,735,774)
Non-cash investing and financing activities:
Acquisition of property and equipment included in accrued expenses and other payables	296,448	1,841,182	349,090	322,477
Receivable from shareholders for exercise of common share options				1,035,796